Stockholder's Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Stockholder's Equity
Note 11—Stockholders' Equity
Subsequent to the Business Combination as described in Note 3—Business Combination, the Company’s authorized capital stock consists of 2,200,000,000 shares including (i) 1,500,000,000 shares of Class A common stock, par value $0.0001 per share (the “Class A common stock”), (ii) 300,000,000 shares of Class B-1 common stock, par value $0.0001 per share (the “Class B-1 common stock”), and (iii) 300,000,000 shares of Class B-2 common stock, par value $0.0001 per share (the “Class B-2 common stock” and together with the Class B-1 common stock, the “Class B common stock”), and (iv) 100,000,000 shares of preferred stock, par value $0.0001 per share (the “Preferred Stock”). Holders of Class A common stock and Class B common stock vote together as a single class on all matters submitted to the stockholders for their vote or approval, except as required by applicable law. Shares of Class A common stock and Class B common stock are not subject to any conversion right and holders of the Class A common stock and Class B common stock do not have preemptive or subscription rights. Additionally, the Company has 7,869,975 warrants outstanding as of December 31, 2021. See Note 12—Warrants for additional information.
Class A Common Stock
Holders of Class A common stock are entitled to one vote for each share on all matters submitted to the stockholders for their vote or approval. Additionally, holders of shares of Class A common stock are entitled to receive ratably, in proportion to the number of shares held by them, dividends and other distributions in cash, stock or property of PWP when, as, and if declared by the Board of Directors out of our assets or legally available funds.
Class B Common Stock
The Company has two classes of Class B common stock: Class B-1 common stock and Class B-2 common stock. Holders of Class B common stock are entitled to receive ratably, in proportion to the number of shares held, dividends of the same type as any dividends and other distributions in cash, stock or property of PWP payable or to be made on outstanding shares of Class A common stock in an amount per share of Class B common stock equal to the amount of such dividends or other distributions as would be made on 0.001 shares of Class A common stock. Additionally, the holders of shares of Class B common stock are entitled to receive on a pari passu basis with the holders of the Class A common stock, such dividend or other distribution on the Class A common stock when, as, and if declared by the Board of Directors out of our assets or legally available funds. Each holder of Class B-1 common stock shall be entitled to ten votes for each share of Class B-1 common stock held of record by such holder for so long as the Professional Partners directly or indirectly maintain units that represent at least ten percent of issued and outstanding Class A common stock (the “10% Condition”). After the 10% Condition ceases to be satisfied, each share of Class B-1 common stock shall be entitled to one vote. Each holder of Class B-2 common stock shall be entitled to one vote for each share of Class B-2 common stock held of record by such holder.
The Class B-1 common stock was distributed to and owned by Professional Partners and the Class B-2 common stock was distributed to and owned by ILPs, with the number of shares of such Class B common stock issued equal to the number of PWP OpCo Units held by Professional Partners and ILPs, respectively, at the Business Combination Closing.
Preferred Stock
The Board of Directors may establish one or more classes or series of preferred stock (including convertible preferred stock). Our Board of Directors may determine, with respect to any class or series of preferred stock, the terms and rights of such class or series. We currently do not have any preferred stock issued and outstanding.
Dividends
On August 3, 2021, the Company’s Board of Directors declared a cash dividend of $0.07 per outstanding share of Class A common stock that was paid on September 21, 2021 to each of the holders of Class A common stock of record as of the close of business on September 3, 2021. On November 3, 2021, the Company’s Board of Directors declared a cash dividend of $0.07 per outstanding share of Class A common stock that was paid on December 17, 2021 to each of the holders of Class A common stock of record as of the close of business on December 3, 2021. Holders of Class B common stock also received dividends equal to the amount of dividends made on 0.001 shares of Class A common stock.
Rights upon Liquidation
In the event of any liquidation, dissolution or winding up of PWP, after payments to creditors of the corporation that may at the time be outstanding and subject to the rights of any holders of Preferred Stock that may then be outstanding, holders of shares of Class A common stock and Class B common stock shall be entitled to receive ratably, in proportion to the number of shares held by them, all remaining assets and funds of PWP available for distribution. For purposes of any such distribution, each share of Class B common stock shall be entitled to receive the same distribution as 0.001 shares of Class A common stock.
Non-Controlling Interests
Non-controlling interests represents the ownership interests in PWP OpCo held by holders other than Perella Weinberg Partners. Professional Partners and the ILPs own 50,154,199 PWP OpCo Units as of December 31, 2021, which represent a 54.01% non-controlling ownership interest in PWP OpCo. These PWP OpCo Units are exchangeable into PWP Class A common stock on a one-for-one basis. Class B-1 and Class B-2 common stock have de minimis economic rights.
Registration Rights Agreement
In connection with the Closing, the Company entered into a registration rights agreement among the Sponsor, Professional Partners, the ILPs and other parties thereto from time to time pursuant to which the Company was required to file with the SEC a registration statement pursuant to Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”) registering the resale of certain shares of its Class A common stock and certain of its other equity securities, which was filed by the Company with the SEC on July 15, 2021. The Company bears the expenses incurred in connection with the filing of any registration statements filed pursuant to the registration rights agreement. The registration rights agreement does not contain any penalties associated with failure to file or to maintain the effectiveness of a registration statement covering the shares owned by individuals covered by such agreement.
Sponsor Share Surrender and Share Restriction Agreement
Concurrent with the Business Combination Agreement, FTIV, PWP OpCo and certain other parties entered into the Surrender Agreement with the Sponsor, which was amended on May 4, 2021, under which the Founder Shares owned by the Sponsor as of the Closing and certain shares of Class A common stock purchased by the Sponsor as part of private placement units in connection with FTIV’s initial public offering were subject to transfer restrictions for six months following the Closing of the Business Combination, or until December 24, 2021, and certain of the Founder Shares owned by the Sponsor as of the closing continue to be subject to transfer restrictions that lapse in tranches based on share price targets or the 10 year anniversary of the Closing, whichever occurs first. Additionally, if, prior to the fourth anniversary of the Closing, the closing share price is greater than $12.00 per share or $15.00 per share for any 20 trading days out of 30 consecutive trading days (each a “Trigger Date”), then, during the 15 day period following such Trigger Date, the Company shall have the right to purchase from the Sponsor up to an aggregate of 1,000,000 Founder Shares per Trigger Date for a purchase price of $12.00 per share or $15.00 per share, respectively, by providing written notice of such repurchase election to the Sponsor.
On August 9, 2021, the Company repurchased 1,000,000 Founder Shares from the Sponsor at a purchase price of $12.00 per share for a total purchase price of $12.0 million. The share repurchase was recorded to Treasury stock, at cost, on our Consolidated Statements of Financial Condition as of December 31, 2021.
Stockholder Agreement
On the date of the Closing, PWP and Professional Partners entered into a Stockholders Agreement (the “Stockholders Agreement”), providing for certain approval and director nomination rights in favor of Professional Partners. The Stockholders Agreement provides that for so long as Professional Partners or its limited partners as of the date of the Closing (or their permitted successors or assigns) continue to hold securities representing at least five percent of the Company’s outstanding Class A common stock on an as-exchanged basis (the “5% Condition”), the Board of Directors may not approve, absent the prior consent of Professional Partners, any amendment to the certificate of incorporation or bylaws of the Company, or the limited partnership agreement of PWP OpCo, in each case, that would materially and adversely affect in a disproportionate manner the rights of Professional Partners or its limited partners.
In addition, for so long as the 10% Condition is met, the Board of Directors may not approve, absent the prior consent of Professional Partners, a number of ordinary course operating activities in respect of the Company, PWP OpCo and PWP OpCo’s subsidiaries.
The effect of the agreement is that Professional Partners may maintain control over the Company’s significant corporate transactions even if it holds less than a majority of the combined total voting power of the Class A and Class B common stock. The Stockholders Agreement will terminate once the 5% Condition is no longer satisfied.
PWP OpCo Limited Partnership Agreement
Governance and Voting and Economic Rights
On the date of the Closing, PWP OpCo adopted an Amended and Restated Agreement of Limited Partnership of PWP OpCo (as amended, restated, modified or supplemented from time to time, the “PWP OpCo LPA”). Through the Company’s control of PWP GP, the general partner of PWP OpCo, the Company will have unilateral control (subject to the consent of PWP OpCo’s partners on certain limited matters) over the affairs and decisions of PWP OpCo, including the appointment of officers of PWP OpCo. As such, including through such officers and directors, the Company will be responsible for all operational and administrative decisions of PWP OpCo and the day-to-day management of PWP OpCo’s business. Furthermore, PWP GP cannot be removed as the general partner without the Company’s approval. No holders of PWP OpCo Units (the “PWP OpCo Unitholders”), in their capacity as such, will have any authority or right to control the management of PWP OpCo or to bind it in connection with any matter. However, Professional Partners, which is ultimately managed by a committee of limited partners that manages Professionals GP, the general partner of Professional Partners, will have the ability to exercise majority voting control over the Company by virtue of its ownership of all outstanding shares of Class B-1 common stock.
In accordance with the PWP OpCo LPA, the Company intends to use best efforts to cause PWP OpCo to make sufficient cash distributions to the PWP OpCo Unitholders to fund their tax obligations in respect of the income of PWP OpCo that is allocated to them. Generally, these tax distributions will be computed based on the Company’s estimate of the net taxable income of PWP OpCo allocable to such holder of partnership units multiplied by an assumed tax rate equal to the highest effective marginal combined U.S. federal, state and local income tax rate prescribed for an individual or corporation (taking into account the non-deductibility of certain expenses and the character of PWP OpCo’s income).
Exchange Rights
In accordance with the PWP OpCo LPA, PWP OpCo Unitholders (other than the Company) may exchange these units for (i) shares of Class A common stock on a one-for-one basis or (ii) cash from an offering of shares of Class A common stock with the form of consideration determined by the Company. Concurrently with an exchange of PWP OpCo Units for shares of Class A common stock or cash by a PWP OpCo Unitholder who also holds shares of Class B common stock, such PWP OpCo Unitholder will be required to surrender to the Company a number of shares of Class B common stock equal to the number of PWP OpCo Units exchanged, and such shares will be converted into shares of Class A common stock or cash (at our option) which will be delivered to such PWP OpCo Unitholder (at our option) at a conversion rate of 0.001.
The PWP OpCo LPA contains restrictions on the ability to exchange PWP OpCo Units for shares of Class A common stock or cash from an offering of shares of Class A common stock, for the following periods: (i) PWP OpCo Units held by Professional Partners are subject to a restriction for time periods that are fully back-to-back with the lock-up periods contemplated in the amended and restated limited partnership agreement of Professional Partners (generally speaking, such lock-up periods (a) for former working partners, was 180 days after Closing and expired on December 24, 2021; and (b) for working partners, is between three to five years after the Closing), (ii) PWP OpCo Units held by ILPs existing at the time of the Business Combination were subject to such restriction for 180 days after the Closing, which expired on December 24, 2021, and (iii) any other outstanding PWP OpCo Units not previously covered by clauses (i) and (ii) above are subject to such restriction for a period of twelve months following the date on which such PWP OpCo Units were acquired. PWP GP may waive, and in certain cases has waived, the foregoing restrictions for any holder with respect to all or a portion of such holder’s units, with no obligation to do so for any other holder.